UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/14

Item 1. Schedule of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 97.6%
Aerospace & Defense 2.1%
The Boeing Co.	United States	150,000	$19,084,500
Precision Castparts Corp.	United States	110,000	27,764,000
			46,848,500
Air Freight & Logistics 0.7%
FedEx Corp.	United States	100,000	15,138,000
Auto Components 0.6%
BorgWarner Inc.	United States	200,000	13,038,000

Biotechnology 9.8%
[a]Alnylam Pharmaceuticals Inc.	United States	150,000	9,475,500
Amgen Inc.	United States	150,000	17,755,500
[a]Biogen Idec Inc.	United States	150,000	47,296,500
[a]Celgene Corp.	United States	400,000	34,352,000
[a]Celldex Therapeutics Inc.	United States	330,000	5,385,600
[a]Gilead Sciences Inc.	United States	520,000	43,113,200
[a]Incyte Corp.	United States	220,000	12,416,800
[a,b]Karyopharm Therapeutics Inc.	United States	100,000	4,655,000
[a]Medivation Inc.	United States	350,000	26,978,000
[a]Regeneron Pharmaceuticals Inc.	United States	60,000	16,948,200
			218,376,300
Capital Markets 0.8%
The Charles Schwab Corp.	United States	400,000	10,772,000
Financial Engines Inc.	United States	150,000	6,792,000
			17,564,000
Chemicals 3.5%
Cytec Industries Inc.	United States	250,000	26,355,000
Monsanto Co.	United States	200,000	24,948,000
Sigma-Aldrich Corp.	United States	250,000	25,370,000
			76,673,000
Commercial Services & Supplies 0.5%
[a]Stericycle Inc.	United States	100,000	11,842,000

Communications Equipment 1.7%
[a]Palo Alto Networks Inc.	United States	250,000	20,962,500
QUALCOMM Inc.	United States	200,000	15,840,000
			36,802,500
Diversified Financial Services 1.8%
Intercontinental Exchange Inc.	United States	100,000	18,890,000
Moody's Corp.	United States	250,000	21,915,000
			40,805,000
Electrical Equipment 0.1%
Acuity Brands Inc.	United States	20,000	2,765,000

Electronic Equipment, Instruments & Components 1.1%
[a]Cognex Corp.	United States	250,000	9,600,000
[a]Trimble Navigation Ltd.	United States	400,000	14,780,000
			24,380,000
Energy Equipment & Services 5.8%
Core Laboratories NV	United States	75,000	12,529,500
[a]FMC Technologies Inc.	United States	500,000	30,535,000
[a]Forum Energy Technologies Inc.	United States	300,000	10,929,000
National Oilwell Varco Inc.	United States	200,000	16,470,000
Oceaneering International Inc.	United States	300,000	23,439,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

Schlumberger Ltd.	United States	300,000	35,385,000
			129,287,500
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	United States	350,000	14,315,000
[a]DexCom Inc.	United States	350,000	13,881,000
[a]Edwards Lifesciences Corp.	United States	200,000	17,168,000
[a]HeartWare International Inc.	United States	80,000	7,080,000
Stryker Corp.	United States	100,000	8,432,000
			60,876,000
Health Care Providers & Services 2.5%
McKesson Corp.	United States	200,000	37,242,000
UnitedHealth Group Inc.	United States	235,000	19,211,250
			56,453,250
Health Care Technology 2.4%
[a]athenahealth Inc.	United States	180,000	22,523,400
[a]Cerner Corp.	United States	550,000	28,369,000
[a]Veeva Systems Inc.	United States	50,000	1,272,500
			52,164,900
Hotels, Restaurants & Leisure 0.7%
Wynn Resorts Ltd.	United States	70,000	14,529,200

Internet & Catalog Retail 6.2%
[a]Amazon.com Inc.	United States	125,000	40,597,500
[a]Liberty Ventures, A	United States	300,000	22,140,000
[a]Netflix Inc.	United States	55,000	24,233,000
[a]The Priceline Group Inc.	United States	30,000	36,090,000
[a]Vipshop Holdings Ltd., ADR	China	80,000	15,019,200
			138,079,700
Internet Software & Services 14.0%
[a]Baidu Inc., ADR	China	105,000	19,615,050
[a]CoStar Group Inc.	United States	20,000	3,163,400
[a]Demandware Inc.	United States	400,000	27,748,000
[a]Facebook Inc., A	United States	600,000	40,374,000
Google Inc., A	United States	60,000	35,080,200
[a]Google Inc., C	United States	60,000	34,516,800
[a]GrubHub Inc.	United States	150,000	5,311,500
[a]LinkedIn Corp., A	United States	120,000	20,576,400
MercadoLibre Inc.	Argentina	100,000	9,540,000
Naver Corp.	South Korea	25,000	20,627,470
[a]Qihoo 360 Technologies Co. Ltd., ADR	China	200,000	18,408,000
Tencent Holdings Ltd.	China	2,500,000	38,223,587
[a]Twitter Inc.	United States	100,000	4,097,000
[a]Yahoo! Inc.	United States	300,000	10,539,000
[a]Yelp Inc.	United States	300,000	23,004,000
			310,824,407
IT Services 4.3%
MasterCard Inc., A	United States	650,000	47,755,500
Visa Inc., A	United States	225,000	47,409,750
			95,165,250
Life Sciences Tools & Services 3.3%
[a]Illumina Inc.	United States	220,000	39,278,800
Thermo Fisher Scientific Inc.	United States	200,000	23,600,000
[a]Waters Corp.	United States	100,000	10,444,000
			73,322,800
Machinery 1.2%
Flowserve Corp.	United States	350,000	26,022,500

Media 1.5%
[a]Liberty Media Corp., A	United States	200,000	27,336,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

[a]Starz, A	United States	200,000	5,958,000
			33,294,000
Oil, Gas & Consumable Fuels 3.2%
Anadarko Petroleum Corp.	United States	235,000	25,725,450
Noble Energy Inc.	United States	300,000	23,238,000
Pioneer Natural Resources Co.	United States	100,000	22,981,000
			71,944,450
Pharmaceuticals 4.4%
AbbVie Inc.	United States	350,000	19,754,000
[a]Actavis PLC	United States	260,000	57,993,000
Perrigo Co. PLC	United States	140,000	20,406,400
			98,153,400
Professional Services 0.3%
[a]The Advisory Board Co.	United States	140,000	7,252,000

Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	United States	320,000	28,793,600

Semiconductors & Semiconductor Equipment 5.6%
Applied Materials Inc.	United States	60,000	1,353,000
ARM Holdings PLC, ADR	United Kingdom	750,000	33,930,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	18,654,000
[a]Cavium Inc.	United States	40,000	1,986,400
Intel Corp.	United States	900,000	27,810,000
Lam Research Corp.	United States	300,000	20,274,000
[a]Micron Technology Inc.	United States	60,000	1,977,000
[a]NXP Semiconductors NV	Netherlands	60,000	3,970,800
Power Integrations Inc.	United States	75,000	4,315,500
[a]SunPower Corp.	United States	275,000	11,269,500
			125,540,200
Software 9.6%
[a]Adobe Systems Inc.	United States	150,000	10,854,000
[a]ANSYS Inc.	United States	200,000	15,164,000
[a]Aspen Technology Inc.	United States	550,000	25,520,000
[a]Concur Technologies Inc.	United States	190,000	17,734,600
[a]Guidewire Software Inc.	United States	300,000	12,198,000
[a]NetSuite Inc.	United States	400,000	34,752,000
[a]Salesforce.com Inc.	United States	400,000	23,232,000
[a]ServiceNow Inc.	United States	600,000	37,176,000
[a]Ultimate Software Group Inc.	United States	100,000	13,817,000
[a]Workday Inc.	United States	250,000	22,465,000
			212,912,600
Technology Hardware, Storage & Peripherals 2.8%
Apple Inc.	United States	455,000	42,283,150
SanDisk Corp.	United States	200,000	20,886,000
			63,169,150
Textiles, Apparel & Luxury Goods 1.0%
NIKE Inc., B	United States	250,000	19,387,500
[a]Under Armour Inc., A	United States	50,000	2,974,500
			22,362,000
Trading Companies & Distributors 0.5%
Fastenal Co.	United States	125,000	6,186,250
[a]NOW Inc.	United States	130,000	4,707,300
			10,893,550
Wireless Telecommunication Services 1.6%
[a]SBA Communications Corp.	United States	270,000	27,621,000
SoftBank Corp.	Japan	100,000	7,445,832
			35,066,832
Total Common Stocks (Cost $1,223,455,862)			2,170,339,589

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Short Term Investments (Cost $55,992,208) 2.5%
Money Market Funds 2.5%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	55,992,208	55,992,208
Total Investments (Cost $1,279,448,070) 100.1%			2,226,331,797
Other Assets, less Liabilities (0.1)%			(2,739,242)
Net Assets 100.0%			$2,223,592,555

a Non-income producing.
b A portion or all of the security purchased on a delayed delivery basis.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited)

Franklin Growth Fund	Shares	Value
Common Stocks 90.2%
Automobiles & Components 2.7%
BorgWarner Inc.	1,200,000	$78,228,000
Ford Motor Co.	1,200,000	20,688,000
General Motors Co.	800,000	29,040,000
Harley-Davidson Inc.	913,096	63,779,756
Johnson Controls Inc.	1,600,000	79,888,000
Toyota Motor Corp., ADR (Japan)	30,000	3,589,800
		275,213,556
Banks 0.7%
JPMorgan Chase & Co.	600,000	34,572,000
Wells Fargo & Co.	750,000	39,420,000
		73,992,000
Capital Goods 17.1%
3M Co.	855,000	122,470,200
ABB Ltd., ADR (Switzerland)	1,500,000	34,530,000
Allegion PLC	366,666	20,782,629
The Boeing Co.	1,100,000	139,953,000
Caterpillar Inc.	550,000	59,768,500
Danaher Corp.	1,000,000	78,730,000
Deere & Co.	500,000	45,275,000
Emerson Electric Co.	1,100,000	72,996,000
General Dynamics Corp.	1,000,000	116,550,000
General Electric Co.	1,800,000	47,304,000
Huntington Ingalls Industries Inc.	166,666	15,764,936
Illinois Tool Works Inc.	1,000,000	87,560,000
Ingersoll-Rand PLC	1,100,000	68,761,000
Lockheed Martin Corp.	500,000	80,365,000
Northrop Grumman Corp.	1,100,000	131,593,000
[a]NOW Inc.	162,500	5,884,125
Pall Corp.	1,000,000	85,390,000
Precision Castparts Corp.	250,000	63,100,000
Raytheon Co.	600,000	55,350,000
Rockwell Collins Inc.	350,000	27,349,000
[a]Sensata Technologies Holding NV	600,000	28,068,000
Stanley Black & Decker Inc.	600,000	52,692,000
Textron Inc.	1,600,000	61,264,000
United Technologies Corp.	900,000	103,905,000
W.W. Grainger Inc.	550,000	139,848,500
		1,745,253,890
Commercial & Professional Services 2.0%
Dun & Bradstreet Corp.	400,000	44,080,000
Equifax Inc.	500,000	36,270,000
[a]IHS Inc., A	450,000	61,051,500
Robert Half International Inc.	150,000	7,161,000
[a]Stericycle Inc.	200,000	23,684,000
[a]Verisk Analytics Inc., A	550,000	33,011,000
		205,257,500
Consumer Durables & Apparel 2.3%
NIKE Inc., B	900,000	69,795,000
Ralph Lauren Corp.	225,000	36,155,250
VF Corp.	2,000,000	126,000,000
		231,950,250
Consumer Services 1.2%
Carnival Corp.	1,200,000	45,180,000
Graham Holdings Co., B	80,000	57,448,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

Starwood Hotels & Resorts Worldwide Inc.	250,000	20,205,000
		122,833,800
Diversified Financials 2.3%
American Express Co.	600,000	56,922,000
[a]Berkshire Hathaway Inc., A	184	34,941,692
BlackRock Inc.	208,000	66,476,800
T. Rowe Price Group Inc.	900,000	75,969,000
		234,309,492
Energy 3.9%
Anadarko Petroleum Corp.	675,000	73,892,250
BP PLC, ADR (United Kingdom)	353,542	18,649,340
Devon Energy Corp.	320,000	25,408,000
Exxon Mobil Corp.	70,000	7,047,600
[a]FMC Technologies Inc.	750,000	45,802,500
Halliburton Co.	850,000	60,358,500
National Oilwell Varco Inc.	650,000	53,527,500
Occidental Petroleum Corp.	300,000	30,789,000
Royal Dutch Shell PLC, A, ADR (United Kingdom)	280,000	23,063,600
Schlumberger Ltd.	550,000	64,872,500
		403,410,790
Food & Staples Retailing 0.4%
CVS Caremark Corp.	600,000	45,222,000

Food, Beverage & Tobacco 2.0%
Bunge Ltd.	250,000	18,910,000
Mead Johnson Nutrition Co., A	850,000	79,194,500
[a]Monster Beverage Corp.	900,000	63,927,000
PepsiCo Inc.	450,000	40,203,000
		202,234,500
Health Care Equipment & Services 6.0%
Abbott Laboratories	900,000	36,810,000
Aetna Inc.	400,000	32,432,000
[a]Allscripts Healthcare Solutions Inc.	1,100,000	17,655,000
Baxter International Inc.	400,000	28,920,000
Cardinal Health Inc.	300,000	20,568,000
[a]CareFusion Corp.	1,000,000	44,350,000
Covidien PLC	425,000	38,326,500
[a]Edwards Lifesciences Corp.	200,000	17,168,000
[a]Envision Healthcare Holdings Inc.	800,000	28,728,000
[a]Express Scripts Holding Co.	361,648	25,073,056
[a]Haemonetics Corp.	1,000,000	35,280,000
[a]Henry Schein Inc.	350,000	41,534,500
Hill-Rom Holdings Inc.	300,000	12,453,000
[a]Intuitive Surgical Inc.	150,000	61,770,000
Quest Diagnostics Inc.	900,000	52,821,000
Stryker Corp.	400,000	33,728,000
Teleflex Inc.	500,000	52,800,000
[a]Varian Medical Systems Inc.	300,000	24,942,000
Zimmer Holdings Inc.	100,000	10,386,000
		615,745,056
Household & Personal Products 0.3%
The Procter & Gamble Co.	335,000	26,327,650

Insurance 0.4%
Aflac Inc.	600,000	37,350,000

Materials 5.7%
Air Products and Chemicals Inc.	500,000	64,310,000
Avery Dennison Corp.	462,000	23,677,500
Celanese Corp., A	1,200,000	77,136,000
Cytec Industries Inc.	1,000,000	105,420,000
Ecolab Inc.	650,000	72,371,000
Freeport-McMoRan Copper & Gold Inc., B	1,300,000	47,450,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Martin Marietta Materials Inc.	275,000	36,313,750
Praxair Inc.	550,000	73,062,000
Sigma-Aldrich Corp.	800,000	81,184,000
		580,924,250
Media 1.4%
[a]Live Nation Entertainment Inc.	88,491	2,184,843
The Walt Disney Co.	1,687,290	144,668,244
		146,853,087
Pharmaceuticals, Biotechnology & Life Sciences 13.6%
AbbVie Inc.	400,000	22,576,000
Agilent Technologies Inc.	1,300,000	74,672,000
Allergan Inc.	1,000,000	169,220,000
Amgen Inc.	1,000,000	118,370,000
[a]Biogen Idec Inc.	500,000	157,655,000
[a]Celgene Corp.	780,000	66,986,400
[a]Covance Inc.	200,000	17,116,000
Eli Lilly & Co.	1,350,000	83,929,500
[a]Gilead Sciences Inc.	600,000	49,746,000
[a]Hospira Inc.	1,350,000	69,349,500
[a]Illumina Inc.	400,000	71,416,000
Johnson & Johnson	1,200,100	125,554,462
Merck & Co. Inc.	1,000,000	57,850,000
[a]Mettler-Toledo International Inc.	425,000	107,601,500
Pfizer Inc.	2,761,000	81,946,480
Roche Holding AG, ADR (Switzerland)	1,500,000	55,950,000
[a]Waters Corp.	575,000	60,053,000
		1,389,991,842
Real Estate 0.6%
American Tower Corp.	715,000	64,335,700

Retailing 1.4%
[a]Amazon.com Inc.	320,000	103,929,600
Expedia Inc.	200,000	15,752,000
HSN Inc.	100,000	5,924,000
[a]TripAdvisor Inc.	200,000	21,732,000
		147,337,600
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV, N.Y. shs (Netherlands)	200,000	18,654,000
Intel Corp.	1,100,000	33,990,000
[a]SunPower Corp.	133,873	5,486,116
Texas Instruments Inc.	250,000	11,947,500
		70,077,616
Software & Services 10.4%
[a]Autodesk Inc.	800,000	45,104,000
Automatic Data Processing Inc.	700,000	55,496,000
[a]Check Point Software Technologies Ltd. (Israel)	525,000	35,190,750
[a]Citrix Systems Inc.	275,000	17,201,250
Computer Sciences Corp.	1,400,000	88,480,000
[a]Facebook Inc., A	400,000	26,916,000
[a]Fortinet Inc.	1,500,000	37,695,000
Google Inc., A	150,000	87,700,500
[a]Google Inc., C	150,000	86,292,000
IAC/InterActiveCorp	300,000	20,769,000
[a]Informatica Corp.	800,000	28,520,000
International Business Machines Corp.	600,000	108,762,000
Intuit Inc.	1,000,000	80,530,000
MasterCard Inc., A	1,000,000	73,470,000
Microsoft Corp.	1,300,000	54,210,000
Oracle Corp.	2,400,000	97,272,000
Visa Inc., A	300,000	63,213,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

[a]Yahoo! Inc.	1,700,000	59,721,000
		1,066,542,500
Technology Hardware & Equipment 7.5%
Apple Inc.	4,025,000	374,043,250
Cisco Systems Inc.	2,945,000	73,183,250
EMC Corp.	2,700,000	71,118,000
Hewlett-Packard Co.	1,156,250	38,942,500
QUALCOMM Inc.	660,000	52,272,000
TE Connectivity Ltd.	1,200,000	74,208,000
[a]Trimble Navigation Ltd.	2,400,000	88,680,000
		772,447,000
Transportation 7.0%
[a]Air France-KLM, ADR (France)	800,000	10,072,000
Alaska Air Group Inc.	1,600,000	152,080,000
Allegiant Travel Co.	200,000	23,554,000
ArcBest Corp.	260,000	11,312,600
C.H. Robinson Worldwide Inc.	267,300	17,051,067
Canadian National Railway Co. (Canada)	1,000,000	65,020,000
Canadian Pacific Railway Ltd. (Canada)	500,000	90,570,000
Expeditors International of Washington Inc.	600,000	26,496,000
Forward Air Corp.	500,000	23,925,000
Heartland Express Inc.	600,000	12,804,000
[a]International Consolidated Airlines Group SA, ADR (United Kingdom)	1,400,000	44,310,000
Kansas City Southern	400,000	43,004,000
[a]Ryanair Holdings PLC, ADR (Ireland)	239,200	13,347,360
Southwest Airlines Co.	100,000	2,686,000
Union Pacific Corp.	1,200,000	119,700,000
[a]United Continental Holdings Inc.	1,050,000	43,123,500
Werner Enterprises Inc.	462,000	12,247,620
		711,303,147
Utilities 0.6%
American Water Works Co. Inc.	700,000	34,615,000
NextEra Energy Inc.	250,000	25,620,000
		60,235,000
Total Common Stocks (Cost $3,829,953,078)		9,229,148,226

Short Term Investments 5.5%
Money Market Funds (Cost $511,817,607) 5.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	511,817,608	511,817,608

	Principal Amount
Repurchase Agreements (Cost $49,111,688) 0.5%
[c]Joint Repurchase Agreement, 0.064%, 7/01/14 (Maturity Value $49,111,776)	$49,111,688	49,111,688
BNP Paribas Securities Corp. (Maturity Value $9,919,597)
Credit Suisse Securities (USA) LLC (Maturity Value $4,959,798)
Deutsche Bank Securities Inc. (Maturity Value $3,729,057)
HSBC Securities (USA) Inc. (Maturity Value $20,831,742)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $9,671,582)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%, 1/16/15 –
5/04/37; [d]U.S. Government Agency Discount Notes, 12/24/14 - 1/30/15; U.S.
Government Agency Securities, Strips, 5/15/30; U.S. Treasury Bonds, 7.50% -
8.875%, 11/15/16 – 2/15/19; U.S. Treasury Notes, 0.25% - 4.50%, 7/15/15 -
(valued at $50,102,288)

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Total Investments (Cost $4,390,882,373) 95.7%	9,790,077,522
Other Assets, less Liabilities 4.3%	439,753,250
Net Assets 100.0%	$10,229,830,772

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2014, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 46.7%
Consumer Discretionary 2.6%
[a]CBS Outdoor Americas Inc.	United States	2,000,000	$65,360,000
[b,c,d] Dex Media Inc.	United States	2,048,551	22,820,858
Ford Motor Co.	United States	43,185,000	744,509,400
General Motors Co.	United States	23,011,000	835,299,300
Target Corp.	United States	15,000,000	869,250,000
			2,537,239,558
Consumer Staples 1.0%
The Coca-Cola Co.	United States	8,000,000	338,880,000
PepsiCo Inc.	United States	7,000,000	625,380,000
			964,260,000
Energy 8.1%
BP PLC, ADR	United Kingdom	30,000,000	1,582,500,000
[a]Canadian Oil Sands Ltd.	Canada	20,000,000	453,467,111
Chevron Corp.	United States	9,000,000	1,174,950,000
Diamond Offshore Drilling Inc.	United States	1,106,400	54,910,632
Ensco PLC, A	United States	1,000,000	55,570,000
Exxon Mobil Corp.	United States	5,000,000	503,400,000
Occidental Petroleum Corp.	United States	1,000,000	102,630,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	24,000,000	1,976,880,000
Spectra Energy Corp.	United States	10,000,000	424,800,000
Total SA, B, ADR	France	10,980,000	792,756,000
Transocean Ltd.	United States	7,000,000	315,210,000
The Williams Cos. Inc.	United States	3,500,000	203,735,000
Woodside Petroleum Ltd.	Australia	4,000,000	154,973,544
			7,795,782,287
Financials 3.9%
Banco Santander SA	Spain	20,362,072	212,761,314
Barclays PLC	United Kingdom	20,000,000	72,828,675
Citigroup Inc.	United States	2,500,000	117,750,000
Commonwealth Bank of Australia	Australia	3,500,000	267,043,529
Digital Realty Trust Inc.	United States	2,500,000	145,800,000
HSBC Holdings PLC	United Kingdom	40,000,000	405,828,210
JPMorgan Chase & Co.	United States	13,000,000	749,060,000
MetLife Inc.	United States	7,000,000	388,920,000
Royal Bank of Canada	Canada	4,500,000	321,871,630
[b]Scentre Group	Australia	9,180,000	27,711,851
Wells Fargo & Co.	United States	20,000,000	1,051,200,000
			3,760,775,209
Health Care 5.1%
Bristol-Myers Squibb Co.	United States	2,000,000	97,020,000
Eli Lilly & Co.	United States	12,000,000	746,040,000
Johnson & Johnson	United States	5,453,100	570,503,322
Merck & Co. Inc.	United States	25,000,000	1,446,250,000
Pfizer Inc.	United States	40,000,000	1,187,200,000
Sanofi, ADR	France	15,000,000	797,550,000
			4,844,563,322
Industrials 3.0%
[b,d]CEVA Holdings LLC	United Kingdom	91,371	100,508,166
Deere & Co.	United States	1,500,000	135,825,000
General Electric Co.	United States	43,000,000	1,130,040,000
Lockheed Martin Corp.	United States	3,500,000	562,555,000
Republic Services Inc.	United States	9,250,000	351,222,500
Waste Management Inc.	United States	12,500,000	559,125,000
			2,839,275,666
Information Technology 1.8%
Cisco Systems Inc.	United States	13,414,128	333,341,081
[b,e,f]First Data Holdings Inc., B	United States	21,666,666	86,666,664

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Intel Corp.	United States	28,700,000	886,830,000
Microsoft Corp.	United States	6,383,900	266,208,630
QUALCOMM Inc.	United States	2,000,000	158,400,000
			1,731,446,375
Materials 7.0%
[d]Agrium Inc.	Canada	7,500,000	687,225,000
Barrick Gold Corp.	Canada	19,208,650	351,518,295
BHP Billiton PLC	United Kingdom	35,000,000	1,131,659,392
The Dow Chemical Co.	United States	18,000,000	926,280,000
E. I. du Pont de Nemours and Co.	United States	10,000,000	654,400,000
Freeport-McMoRan Copper & Gold Inc., B	United States	12,811,000	467,601,500
Goldcorp Inc.	Canada	10,450,000	291,659,500
LyondellBasell Industries NV, A	United States	6,000,000	585,900,000
The Mosaic Co.	United States	3,753,238	185,597,619
Newmont Mining Corp.	United States	8,116,000	206,471,040
Potash Corp. of Saskatchewan Inc.	Canada	3,000,000	113,880,000
Rio Tinto PLC, ADR	United Kingdom	20,890,112	1,133,915,279
			6,736,107,625
Telecommunication Services 2.7%
AT&T Inc.	United States	30,000,000	1,060,800,000
BCE Inc.	Canada	4,250,000	192,882,930
CenturyLink Inc.	United States	7,500,000	271,500,000
China Mobile Ltd.	China	10,000,000	97,026,624
Deutsche Telekom AG	Germany	2,000,000	35,057,918
Telstra Corp. Ltd.	Australia	30,000,000	147,445,611
Telus Corp.	Canada	3,000,000	111,875,850
Verizon Communications Inc.	United States	10,000,000	489,300,000
Vodafone Group PLC	United Kingdom	67,727,271	225,995,077
			2,631,884,010
Utilities 11.5%
AGL Resources Inc.	United States	2,000,000	110,060,000
Ameren Corp.	United States	4,000,000	163,520,000
American Electric Power Co. Inc.	United States	8,500,000	474,045,000
Dominion Resources Inc.	United States	6,000,000	429,120,000
DTE Energy Co.	United States	1,250,000	97,337,500
Duke Energy Corp.	United States	14,000,000	1,038,660,000
[b,c,d] Dynegy Inc.	United States	16,000,000	556,800,000
[b,c,d] Dynegy Inc., wts., 10/02/17	United States	1,143,273	5,293,354
Edison International	United States	6,000,000	348,660,000
Entergy Corp.	United States	7,500,000	615,675,000
Exelon Corp.	United States	33,750,000	1,231,200,000
FirstEnergy Corp.	United States	6,000,000	208,320,000
[b]HK Electric Investments/HK Electric Investments Ltd.	Hong Kong	100,000,000	67,738,002
NextEra Energy Inc.	United States	3,000,000	307,440,000
PG&E Corp.	United States	22,250,000	1,068,445,000
Pinnacle West Capital Corp.	United States	4,500,000	260,280,000
PPL Corp.	United States	18,000,000	639,540,000
Public Service Enterprise Group Inc.	United States	18,000,000	734,220,000
Sempra Energy	United States	4,500,000	471,195,000
The Southern Co.	United States	26,500,000	1,202,570,000
SSE PLC	United Kingdom	5,000,000	134,072,526
TECO Energy Inc.	United States	7,000,000	129,360,000
Xcel Energy Inc.	United States	23,000,000	741,290,000
			11,034,841,382
Total Common Stocks and Other Equity Interests (Cost $36,423,136,375)			44,876,175,434
Equity-Linked Securities 9.0%
Consumer Discretionary 0.5%
[g]Barclays Bank PLC into Comcast Corp., 5.50%, 144A	United States	2,255,000	119,897,222
[g]Citigroup Inc. into Ford Motor Co., 6.00%, 144A	United States	9,063,000	155,284,536
[g]Citigroup Inc. into General Motors Co., 8.00%, 144A	United States	2,940,000	105,052,080

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

[g]JPMorgan Chase & Co. into General Motors Co., 7.50%, 144A	United States	3,055,000	111,901,901
			492,135,739
Consumer Staples 0.2%
[g]Deutsche Bank AG into Whole Foods Market Inc., 7.00%, 144A	United States	2,720,000	115,839,360
[g]Wells Fargo & Co. into Whole Foods Market Inc., 7.00%, 144A	United States	2,825,000	107,985,342
			223,824,702
Energy 2.0%
[g]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	1,900,000	187,522,970
[e,g]Citigroup Inc. into Cabot Oil & Gas Corp., 7.00%, 144A	United States	3,478,000	118,947,600
Credit Suisse AG into Anadarko Petroleum Corp., 6.50%	United States	2,410,000	224,474,871
[g]Credit Suisse AG into Peabody Energy Corp., 9.00%, 144A	United States	6,773,000	112,502,916
[g]Credit Suisse New York into Anadarko Petroleum Corp., 7.00%, 144A	United States	1,160,000	115,347,152
Credit Suisse New York into Chesapeake Energy Corp., 8.50%	United States	6,390,000	166,335,534
[g]Deutsche Bank AG into Noble Corp. PLC, 8.50%, 144A	United States	1,528,000	50,842,978
[g]Deutsche Bank AG into Peabody Energy Corp., 10.00%, 144A	United States	5,500,000	93,303,650
[g]Deutsche Bank AG into Schlumberger Ltd., 6.50%, 144A	United States	1,395,000	115,897,158
[g]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 7.50%, 144A	United States	705,000	67,888,680
[g]JPMorgan Chase & Co. into Devon Energy Corp., 6.00%, 144A	United States	1,560,000	111,341,412
[g]JPMorgan Chase & Co. into The Williams Cos. Inc., 8.50%, cvt. pfd., 144A	United States	4,750,000	220,764,325
[g]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	4,420,000	194,202,424
[g]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	2,300,000	102,565,280
			1,881,936,950
Financials 1.0%
[g]Barclays Bank PLC into Bank of America Corp., 5.50%, 144A	United States	6,565,000	103,302,901
[g]Citigroup Inc. into Morgan Stanley, 6.50%, 144A	United States	3,300,000	161,627,070
[g]Deutsche Bank AG into Texas Instruments Inc., 6.00%, 144A	United States	1,455,000	67,524,513
[g]The Goldman Sachs Group Inc. into Bank of America Corp., 7.00%, 144A	United States	7,900,000	128,977,770
[g]The Goldman Sachs Group Inc. into Citigroup Inc., 5.00%, 144A	United States	2,900,000	138,553,300
[g]JPMorgan Chase & Co. into Metlife Inc., 6.00%, cvt. pfd., 144A	United States	3,040,000	166,954,672
[g]Morgan Stanley into Bank of America Corp., 6.50%, 144A	United States	8,015,000	124,781,527
[g]Morgan Stanley into Newmont Mining Corp., 7.00%, 144A	United States	4,000,000	101,679,200
			993,400,953
Industrials 0.3%
[g]Barclays Bank PLC into Caterpillar Inc., 6.50%, 144A	United States	1,454,000	136,216,391
[g]Credit Suisse New York into Deere & Co., 6.50%, 144A	United States	1,650,000	151,415,385
			287,631,776
Information Technology 2.8%
[g]Bank of America Corp. into Apple Inc., 8.00%, 144A	United States	195,000	120,124,680
[g]Bank of America Corp. into Intel Corp., 7.00%, 144A	United States	9,942,000	285,739,045
[g]Barclays Bank PLC into Apple Inc., 8.50%, 144A	United States	312,000	147,858,984
[g]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	3,035,000	103,409,734
[g]Barclays Bank PLC into EMC Corp., 6.00%, 144A	United States	4,281,000	114,952,128
[g]Citigroup Inc. into Apple Inc., 7.50%, 144A	United States	187,500	101,163,469
[e,g]Credit Suisse New York into Broadcom Corp., 6.00%, 144A	United States	4,000,000	147,402,000
Credit Suisse New York into Cisco Systems Inc., 6.50%	United States	6,180,000	147,967,122
[g]Deutsche Bank AG into Cisco Systems Inc., 7.00%, 144A	United States	4,217,000	106,100,563
[g]Deutsche Bank AG into QUALCOMM Inc., 6.50%, 144A	United States	1,608,000	114,116,866
[g]The Goldman Sachs Group Inc. into Cisco Systems Inc., 6.50%, cvt. pfd., 144A	United States	6,486,000	158,127,383
[g]The Goldman Sachs Group Inc. into EMC Corp., 6.00%, 144A	United States	4,000,000	103,716,400
[g]The Goldman Sachs Group Inc. into Microsoft Corp., 6.25%, 144A	United States	5,600,000	229,930,960
[g]JPMorgan Chase & Co. into Apple Inc., 7.00%, 144A	United States	303,000	176,441,748
[g]JPMorgan Chase & Co. into Intel Corp., 7.00%, 144A	United States	10,100,000	277,328,830
[g]Morgan Stanley into Cisco Systems Inc., 7.50%, 144A	United States	8,018,000	202,974,066
[g]Wells Fargo & Co. into Texas Instruments Inc., 6.50%, 144A	United States	2,540,000	111,493,046
			2,648,847,024
Materials 2.0%
[g]Barclays Bank PLC into The Mosaic Co., 6.50%, 144A	United States	2,046,000	102,750,529
[g]Citigroup Inc. into Freeport-McMoRan Copper & Gold Inc., 7.00%, 144A	United States	4,213,000	154,099,744
[g]Credit Suisse New York into The Dow Chemical Co., 7.50%, 144A	United States	5,810,000	279,523,167
[g]Deutsche Bank AG into AngloGold Ashanti Ltd., 144A	South Africa	6,000,000	109,723,800
[g]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 8.00%, 144A	United States	6,150,000	219,630,030
[g]Deutsche Bank AG into Goldcorp Inc., 9.00%, 144A	Canada	4,053,000	107,720,229

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
[g]Deutsche Bank AG into Newmont Mining Corp., 144A	United States	4,050,000		106,147,665
[g]Deutsche Bank AG into Rio Tinto PLC, 8.50%, 144A	United Kingdom	3,800,000		207,718,260
[g]The Goldman Sachs Group Inc. into AngloGold Ashanti Ltd., 9.00%, 144A	South Africa	2,318,000		41,045,058
[g]The Goldman Sachs Group Inc. into LyondellBasell Industries NV, 6.00%, 144A	United States	2,750,000		262,219,650
[g]JPMorgan Chase & Co. into Barrick Gold Corp., 10.00%, 144A	Canada	5,123,000		100,542,461
[g]Morgan Stanley into Rio Tinto PLC, 7.50%, 144A	United Kingdom	2,400,000		133,399,200
[g]Royal Bank of Canada into LyondellBasell Industries NV, 7.00%, 144A	United States	1,282,000		113,888,521
				1,938,408,314
Telecommunication Services 0.1%
[g]The Goldman Sachs Group Inc. into Vivendi SA, 9.00%, 144A	France	6,120,000		111,283,020
Utilities 0.1%
[g]Morgan Stanley into Exelon Corp., 6.00%, 144A	United States	2,790,000		100,622,466
Total Equity-Linked Securities (Cost $8,085,649,861)				8,678,090,944
Convertible Preferred Stocks 3.5%
Energy 0.8%
[g]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500		210,081,562
[g]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	110,000		141,075,000
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	108,000		128,952,000
[g]Penn Virginia Corp, 6.00%, cvt. pfd., 144A	United States	700,000		83,727,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	1,200,000		115,954,680
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000		89,080,000
				768,870,242
Financials 1.9%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118		833,375,706
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	3,050,000		79,635,500
[b]FNMA, 5.38%, cvt. pfd.	United States	4,500		144,000,000
MetLife Inc., 5.00%, cvt. pfd.	United States	3,750,000		119,850,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	520,000		631,280,000
				1,808,141,206
Industrials 0.1%
[b,d]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897		4,201,013
[b,d]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565		121,621,588
				125,822,601
Materials 0.0%†
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,200,000		26,988,000
Utilities 0.7%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000		85,898,500
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	1,620,000		85,252,500
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000		86,449,800
Exelon Corp., 6.50%, cvt. pfd.	United States	2,000,000		107,893,200
NextEra Energy Inc., 5.60%, cvt. pfd.	United States	2,000,000		134,590,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500		62,162,935
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	1,000,000		57,070,000
				619,316,935
Total Convertible Preferred Stocks (Cost $2,881,650,569)				3,349,138,984
Preferred Stocks 0.7%
Financials 0.7%
[g]Ally Financial Inc., 7.00%, pfd., 144A	United States	125,000		126,125,000
Citigroup Capital XIII, 8.75%, pfd.	United States	1,870,000		51,799,000
[b]FHLMC, 8.375%, pfd., Z	United States	16,608,000		181,193,280
[b]FNMA, 6.75%, pfd.	United States	3,000,000		27,360,000
[b]FNMA, 7.625%, pfd., R	United States	2,399,400		22,434,390
[b]FNMA, 8.25%, pfd.	United States	11,784,000		121,964,400
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000		124,215,000
Total Preferred Stocks (Cost $1,021,710,852)				655,091,070
		Principal Amount*
Convertible Bonds 1.1%
Consumer Discretionary 0.4%
[g]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	220,000,000	EUR	353,487,619

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Energy 0.5%
Alpha Natural Resources Inc., cvt., senior note,
[a] 3.75%, 12/15/17	United States	40,000,000	34,750,000
4.875%, 12/15/20	United States	40,000,000	31,186,000
[g,h]American Energy-Utica LLC, cvt., sub. note, 144A, PIK, 3.50%, 3/01/21	United States	30,000,000	33,541,260
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	300,000,000	323,812,500
senior note, 2.625%, 12/01/19	United States	55,000,000	50,806,250
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	40,000,000	30,225,000
			504,321,010
Industrials 0.1%
Meritor Inc., cvt., senior bond, 7.875%, 3/01/26	United States	35,000,000	56,503,125
Materials 0.1%
Cemex SAB de CV, cvt., sub. note,
3.25%, 3/15/16	Mexico	23,610,000	34,467,059
3.75%, 3/15/18	Mexico	37,300,000	56,733,859
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	60,000,000	39,450,000
			130,650,918
Total Convertible Bonds (Cost $914,304,486)			1,044,962,672
Corporate Bonds 34.1%
Consumer Discretionary 6.0%
[g]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	46,000,000	46,000,000
[g]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	67,900,000	73,162,250
[g]Altice Financing SA, secured note, first lien, 144A, 6.50%, 1/15/22	Luxembourg	24,100,000	25,651,437
AMC Networks Inc., 4.75%, 12/15/22	United States	40,000,000	40,200,000
Best Buy Co. Inc., senior note, 5.50%, 3/15/21	United States	25,000,000	25,750,000
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	80,000,000	93,300,000
7.75%, 4/15/18	United States	120,000,000	136,200,000
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	102,500,000	94,300,000
first lien, 9.00%, 2/15/20	United States	40,000,000	33,500,000
[g]CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
senior bond, 144A, 5.625%, 2/15/24	United States	22,700,000	23,494,500
senior note, 144A, 5.25%, 2/15/22	United States	8,000,000	8,240,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000	15,300,000
senior bond, 5.125%, 2/15/23	United States	170,000,000	171,487,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	69,680,000
senior bond, 5.75%, 1/15/24	United States	185,000,000	189,625,000
senior note, 7.375%, 6/01/20	United States	60,000,000	65,550,000
senior note, 5.25%, 3/15/21	United States	21,000,000	21,603,750
senior note, 6.50%, 4/30/21	United States	94,500,000	100,996,875
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,
8.00%, 6/15/19	United States	210,000,000	229,162,500
8.25%, 6/15/21	United States	155,000,000	175,925,000
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	23,000,000
senior note, 5.125%, 12/15/22	United States	50,000,000	51,687,500
Clear Channel Communications Inc.,
[g] senior note, 144A, 10.00%, 1/15/18	United States	50,000,000	48,562,500
[h] senior note, PIK, 14.00%, 2/01/21	United States	124,363,800	127,531,595
senior secured bond, first lien, 9.00%, 3/01/21	United States	339,775,000	364,833,406
senior secured note, first lien, 9.00%, 12/15/19	United States	225,000,000	240,750,000
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000	56,875,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	142,500,000	154,434,375
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	12,800,000	14,128,000
[g] 144A, 5.25%, 6/01/24	United States	26,600,000	26,234,250
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000	52,687,500
[d,h]Dex Media Inc., senior sub. note, PIK, 12.00%, 1/29/17	United States	39,993,271	27,120,757
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	240,000,000	245,100,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
senior note, 5.125%, 5/01/20	United States	45,000,000		47,418,750
senior note, 5.875%, 7/15/22	United States	158,000,000		171,825,000
The Goodyear Tire & Rubber Co., senior note,
8.25%, 8/15/20	United States	101,800,000		112,234,500
6.50%, 3/01/21	United States	62,900,000		68,561,000
HD Supply Inc., senior note, 7.50%, 7/15/20	United States	60,000,000		65,850,000
[g]Jaguar Land Rover Automotive PLC,
144A, 8.125%, 5/15/21	United Kingdom	20,000,000		22,634,800
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	76,790,104
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000		39,025,000
senior note, 9.10%, 9/15/17	United States	49,000,000		57,942,500
senior note, 7.25%, 6/15/18	United States	70,500,000		79,665,000
senior note, 8.00%, 3/15/20	United States	20,000,000		23,050,000
senior note, 7.00%, 12/15/21	United States	40,000,000		43,700,000
Lamar Media Corp., senior sub. bond, 5.00%, 5/01/23	United States	22,000,000		22,247,500
[g]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	25,000,000		25,875,000
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	25,200,000		26,523,000
10.00%, 11/01/16	United States	90,000,000		106,875,000
8.625%, 2/01/19	United States	44,800,000		53,592,000
5.25%, 3/31/20	United States	60,000,000		62,550,000
6.75%, 10/01/20	United States	27,450,000		30,709,687
7.75%, 3/15/22	United States	80,000,000		94,000,000
[g,h]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%, 6/15/18	United States	20,000,000		20,475,000
Nielsen Finance LLC/Co., senior note,
4.50%, 10/01/20	United States	15,000,000		15,187,500
[e,g] 144A, 5.00%, 4/15/22	United States	73,000,000		73,775,625
[g]Numericable Group SA,
first lien, 144A, 4.875%, 5/15/19	France	50,000,000		51,372,750
first lien, senior note, 144A, 6.00%, 5/15/22	France	65,000,000		67,864,550
senior bond, first lien, 144A, 6.25%, 5/15/24	France	40,000,000		41,848,600
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	75,300,000		77,747,250
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000		52,000,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		102,054,000
[g]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	134,100,000		139,799,250
senior note, 144A, 4.25%, 5/15/20	United States	10,000,000		9,887,500
senior note, 144A, 5.875%, 10/01/20	United States	50,000,000		53,000,000
senior note, 144A, 5.75%, 8/01/21	United States	30,000,000		31,650,000
senior note, 144A, 4.625%, 5/15/23	United States	94,400,000		90,624,000
Time Warner Cable Inc., senior note,
4.125%, 2/15/21	United States	24,000,000		25,940,784
4.00%, 9/01/21	United States	30,000,000		32,082,720
[g]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, senior secured bond,
144A, 5.50%, 1/15/23	Germany	20,000,000		20,700,000
[g]Univision Communications Inc.,
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		72,393,750
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		85,600,000
senior secured note, 144A, 5.125%, 5/15/23	United States	84,500,000		89,886,875
[g]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	56,000,000		59,920,000
Videotron Ltd., senior note, 5.00%, 7/15/22	Canada	10,000,000		10,325,000
[g]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	75,000,000		77,906,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		47,874,375
[g]Weyerhaeuser Real Estate Co., senior bond, 144A, 5.875%, 6/15/24	United States	30,000,000		30,975,000
[g]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%, 5/30/23	United States	28,300,000		27,521,750
[g]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	25,000,000		25,859,375
				5,737,414,440
Consumer Staples 0.8%
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	60,000,000		61,800,000
[g]Boparan Finance PLC, senior note, 144A,
9.75%, 4/30/18	United Kingdom	55,950,000	EUR	82,510,941
9.875%, 4/30/18	United Kingdom	20,000,000	GBP	36,876,362
[g]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000		49,171,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
[g]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	25,000,000	24,750,000
[g]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	68,400,000	68,314,500
senior note, 144A, 8.25%, 2/01/20	United States	50,100,000	54,609,000
senior note, 144A, 7.25%, 6/01/21	United States	148,100,000	159,577,750
[g]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	19,000,000	20,211,250
Spectrum Brands Inc., senior note, 6.625%, 11/15/22	United States	15,000,000	16,312,500
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	80,000,000	88,300,000
U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000	85,720,000
			748,153,303
Energy 8.1%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%, 5/15/23	United States	76,000,000	80,465,000
Alpha Natural Resources Inc.,
[a,g] second lien, 144A, 7.50%, 8/01/20	United States	21,600,000	20,952,000
senior note, 6.00%, 6/01/19	United States	43,000,000	31,497,500
[a] senior note, 6.25%, 6/01/21	United States	110,000,000	78,375,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	United States	33,000,000	34,567,500
Arch Coal Inc.,
[g] secured note, second lien, 144A, 8.00%, 1/15/19	United States	20,000,000	19,850,000
[a] senior note, 7.00%, 6/15/19	United States	111,000,000	84,637,500
senior note, 7.25%, 6/15/21	United States	130,000,000	95,550,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
9.25%, 8/15/21	United States	35,000,000	37,975,000
[i]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000	781,250
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	28,000,000	29,960,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	37,000,000	39,405,000
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	United States	28,800,000	31,428,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
[g] 144A, 6.50%, 4/15/21	United States	50,000,000	51,250,000
7.625%, 1/15/22	United States	20,000,000	21,600,000
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	44,800,000	47,432,000
7.50%, 9/15/20	United States	21,300,000	23,483,250
CGG SA, senior note,
6.50%, 6/01/21	France	80,000,000	79,800,000
[g] 144A, 6.875%, 1/15/22	France	65,800,000	65,964,500
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	35,400,000	38,409,000
CHC Helicopter SA,
[a] senior note, 9.375%, 6/01/21	Canada	52,400,000	56,199,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	130,500,000	142,897,500
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	115,000,000	129,375,000
7.25%, 12/15/18	United States	178,065,000	211,007,025
6.875%, 11/15/20	United States	30,500,000	35,532,500
5.375%, 6/15/21	United States	50,000,000	53,500,000
4.875%, 4/15/22	United States	100,000,000	103,625,000
5.75%, 3/15/23	United States	203,150,000	226,756,030
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	75,000,000	79,875,000
Concho Resources Inc., senior bond, 5.50%, 4/01/23	United States	27,000,000	29,160,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	55,850,000	60,736,875
[g] 144A, 5.875%, 4/15/22	United States	214,400,000	225,120,000
Denbury Resources Inc.,
senior note, 5.50%, 5/01/22	United States	56,200,000	57,534,750
senior sub. note, 4.625%, 7/15/23	United States	170,000,000	165,785,700
[g]Diamondback Energy Inc., senior note, 144A, 7.625%, 10/01/21	United States	30,000,000	33,150,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	136,222,500
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	65,000,000	68,250,000
[g] senior note, first lien, 144A, 5.875%, 1/15/24	United States	43,300,000	45,465,000
Energy Transfer Partners LP, senior bond, 3.60%, 2/01/23	United States	25,000,000	24,802,250
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	70,075,000	74,980,250
[g] 144A, 6.875%, 3/15/24	United States	59,000,000	60,327,500
[g]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	51,900,000	53,878,688

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	35,000,000	40,250,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	65,000,000	66,950,000
[g]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	115,119,000	120,371,304
[g]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	35,000,000	38,062,500
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	100,000,000	109,625,000
8.875%, 5/15/21	United States	28,000,000	30,240,000
9.25%, 2/15/22	United States	63,100,000	69,252,250
[g]Hercules Offshore Inc., senior note, 144A,
8.75%, 7/15/21	United States	35,000,000	37,187,500
6.75%, 4/01/22	United States	20,000,000	19,075,000
[g]Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	130,300,000	134,534,750
senior secured note, 144A, 5.00%, 2/15/21	United States	36,500,000	38,051,250
Laredo Petroleum Inc., senior note, 5.625%, 1/15/22	United States	15,000,000	15,581,250
[g]Lightstream Resources Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	30,000,000	31,650,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	5,300,000
8.625%, 4/15/20	United States	72,500,000	78,662,500
7.75%, 2/01/21	United States	75,000,000	81,281,250
[g] 144A, 6.25%, 11/01/19	United States	130,000,000	136,825,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	60,000,000	66,600,000
[g]MEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	100,000,000	110,500,000
Midstates Petroleum Co. Inc./LLC, senior note,
10.75%, 10/01/20	United States	55,000,000	62,700,000
9.25%, 6/01/21	United States	38,100,000	42,100,500
NFR Energy LLC/NFR Finance Corp., 9.75%, 2/15/17	United States	25,000,000	26,250,000
[g]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	70,000,000	71,400,000
[g]Niska Gas Storage Canada ULC/Finance Corp., senior note, 144A, 6.50%, 4/01/19	United States	75,000,000	72,281,250
[g]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	75,000,000	74,437,500
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	38,950,000	39,826,375
senior secured note, first lien, 7.50%, 11/01/19	United States	97,000,000	102,759,375
Peabody Energy Corp., senior note,
6.00%, 11/15/18	United States	100,000,000	104,750,000
6.25%, 11/15/21	United States	165,000,000	165,206,250
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	150,700,000	169,160,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior
note, 6.50%, 5/15/21	United States	28,000,000	30,660,000
Petrobras Global Finance BV, senior note,
4.375%, 5/20/23	Brazil	85,000,000	81,903,025
6.25%, 3/17/24	Brazil	50,000,000	53,349,500
Petrobras International Finance Co., senior note, 5.375%, 1/27/21	Brazil	65,000,000	67,716,025
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	63,606,000
Plains Exploration & Production Co., senior note,
6.50%, 11/15/20	United States	50,000,000	55,687,500
6.875%, 2/15/23	United States	21,400,000	25,145,000
Quicksilver Resources Inc., senior note,
9.125%, 8/15/19	United States	90,000,000	83,925,000
11.00%, 7/01/21	United States	86,000,000	87,505,000
Range Resources Corp., senior sub. note, 5.00%, 3/15/23	United States	12,500,000	13,375,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	46,000,000	48,300,000
senior note, 5.875%, 3/01/22	United States	15,400,000	16,766,750
senior note, 4.50%, 11/01/23	United States	62,000,000	61,690,000
[g]Rice Energy Inc., senior note, 144A, 6.25%, 5/01/22	United States	35,900,000	36,842,375
[g]Rockies Express Pipeline LLC,
senior bond, 144A, 6.85%, 7/15/18	United States	25,000,000	27,125,000
senior note, 144A, 6.00%, 1/15/19	United States	32,200,000	33,890,500
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	126,200,000	134,087,500
first lien, 5.625%, 4/15/23	United States	108,800,000	113,696,000
[g] first lien, 144A, 6.25%, 3/15/22	United States	90,000,000	97,987,500
[g] senior secured note, 144A, 5.625%, 4/15/23	United States	91,200,000	95,304,000
[g] senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	131,900,000	137,670,625

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	30,000,000	32,625,000
senior secured note, 7.50%, 11/30/16	United States	151,000,000	167,610,000
[g]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	199,200,000	210,903,000
[g]Sanchez Energy Corp., senior note, 144A,
7.75%, 6/15/21	United States	74,200,000	80,878,000
6.125%, 1/15/23	United States	46,400,000	48,024,000
SandRidge Energy Inc., senior note,
8.75%, 1/15/20	United States	110,000,000	118,800,000
7.50%, 3/15/21	United States	120,000,000	130,650,000
8.125%, 10/15/22	United States	46,250,000	51,164,063
7.50%, 2/15/23	United States	50,000,000	54,500,000
[g]Seventy Seven Energy Inc., senior note, 144A, 6.50%, 7/15/22	United States	15,000,000	15,393,750
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	125,000,000	138,437,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	128,400,000	139,314,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	65,000,000	62,606,245
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	48,500,000	52,016,250
			7,817,588,730
Financials 3.8%
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	46,600,000	52,192,000
[j]Bank of America Corp., junior sub. bond,
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	113,039,800
U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	52,000,000	50,050,000
[j]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	79,711,875
[g]Ceridian LLC/Comdata Inc., senior note, 144A, 8.125%, 11/15/17	United States	35,000,000	35,437,500
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	60,000,000	61,575,000
[j]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	174,195,000	167,894,018
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	138,500,000	140,058,125
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	23,000,000	23,330,901
M, junior sub. bond, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	252,000,000	257,824,980
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	21,000,000	21,997,500
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	49,900,000	52,145,500
[j]Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter, Perpetual	United States	54,000,000	52,015,500
[j]General Electric Capital Corp., C, junior sub. bond, 5.25% to 6/15/23, FRN thereafter,
Perpetual	United States	82,400,000	83,533,000
General Motors Financial Co. Inc., senior bond, 4.25%, 5/15/23	United States	65,209,000	65,290,511
International Lease Finance Corp., senior note,
8.75%, 3/15/17	United States	130,000,000	151,368,750
8.875%, 9/01/17	United States	63,300,000	75,089,625
iStar Financial Inc., senior note, 5.00%, 7/01/19	United States	80,000,000	80,400,000
[j]JPMorgan Chase & Co.,
1, junior sub. note, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	815,000,000	916,875,000
junior sub. bond, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	170,000,000	169,863,660
junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	107,625,000
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	40,000,000	41,068,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	108,125,000
Q, junior sub. bond, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	96,375,000
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	36,960,000
Morgan Stanley,
[j] junior sub. bond, H, 5.45% to 7/15/19, FRN thereafter, Perpetual	United States	25,000,000	25,487,250
senior note, 5.50%, 1/26/20	United States	80,000,000	91,662,160
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	35,000,000	39,200,000
[g]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	50,000,000	54,437,500
9.50%, 10/15/20	United States	50,000,000	59,500,000
[j]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	54,000,000	52,042,500
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	41,100,000	41,690,813
SLM Corp., senior note, 6.125%, 3/25/24	United States	50,000,000	50,812,500
[j]Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14, FRN thereafter, Perpetual	United States	129,500,000	137,431,875
			3,592,110,843
Health Care 2.6%
Alere Inc., senior note, 7.25%, 7/01/18	United States	20,800,000	22,776,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	129,100,000	141,687,250
[g] 144A, 5.125%, 8/01/21	United States	48,750,000	50,212,500
[g] 144A, 6.875%, 2/01/22	United States	89,000,000	94,785,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	71,500,000	72,080,937
[g]Forest Laboratories Inc., senior note 144A, 5.00%, 12/15/21	United States	25,000,000	27,459,000
[g]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	11,500,000	11,960,000
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	50,799,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	35,550,000	38,349,563
senior note, 8.00%, 10/01/18	United States	60,000,000	71,400,000
senior note, 7.50%, 2/15/22	United States	150,000,000	173,437,500
senior note, 5.875%, 5/01/23	United States	110,000,000	115,362,500
senior secured bond, first lien, 4.75%, 5/01/23	United States	58,500,000	58,573,125
senior secured note, 6.50%, 2/15/20	United States	114,300,000	128,873,250
senior secured note, first lien, 5.00%, 3/15/24	United States	148,900,000	151,330,048
[c,g,h] Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	61,100,000	63,544,000
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	105,000,000	104,868,750
first lien, 6.25%, 11/01/18	United States	88,211,775	98,245,864
senior note, 9.875%, 7/01/14	United States	30,000,000	30,000,000
senior note, 8.00%, 8/01/20	United States	190,000,000	206,387,500
senior note, 8.125%, 4/01/22	United States	360,000,000	417,600,000
[g] senior note, 144A, 5.00%, 3/01/19	United States	20,450,000	20,782,313
[k] senior note, FRN, 9.25%, 2/01/15	United States	101,300,000	106,527,080
senior secured note, first lien, 4.50%, 4/01/21	United States	65,000,000	65,650,000
[g]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	58,900,000	63,612,000
7.50%, 7/15/21	United States	53,900,000	59,896,375
5.625%, 12/01/21	United States	25,650,000	26,419,500
[g]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	45,742,125
			2,518,361,180
Industrials 1.8%
[g]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	100,000,000	113,187,500
7.75%, 2/01/20	Spain	36,600,000	40,831,875
The ADT Corp.,
senior bond, 4.125%, 6/15/23	United States	100,000,000	92,500,000
senior note, 3.50%, 7/15/22	United States	24,000,000	21,900,000
[g]Ahern Rentals Inc., secured note, second lien, 144A, 9.50%, 6/15/18	United States	40,000,000	44,300,000
[g]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	41,875,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	105,518,125
[g]Aviation Capital Group Corp., 144A, 6.75%, 4/06/21	United States	48,520,000	54,991,452
[g]Blueline Rental Finance Corp., second lien, 144A, 7.00%, 2/01/19	United States	10,800,000	11,556,000
[g]Bombardier Inc.,
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	84,145,500
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	35,918,750
[d,g]CEVA Group PLC,
first lien, 144A, 7.00%, 3/01/21	United Kingdom	15,000,000	15,459,375
secured note, 144A, 9.00%, 9/01/21	United Kingdom	20,000,000	20,712,500
senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	186,778,982	172,770,558
Hertz Corp., senior note,
6.75%, 4/15/19	United States	125,775,000	133,950,375
7.375%, 1/15/21	United States	30,000,000	32,700,000
Icahn Enterprises LP/Finance Corp., senior note, 5.875%, 2/01/22	United States	50,000,000	52,625,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	78,000,000	80,730,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	147,975,000	155,003,813
[g]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	51,600,000	55,083,000
[g]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	60,650,000	61,711,375
TransDigm Inc.,
[g] senior sub. bond, 144A, 6.50%, 7/15/24	United States	26,500,000	27,626,250
senior sub. note, 5.50%, 10/15/20	United States	59,500,000	60,773,300
[g] senior sub. note, 144A, 6.00%, 7/15/22	United States	26,800,000	27,570,500

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
United Continental Holdings Inc., senior bond,
A, 6.00%, 7/15/26	United States	40,000,000	39,200,000
B, 6.00%, 7/15/28	United States	40,000,000	38,700,000
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	69,700,000	72,575,125
senior sub. note, 8.375%, 9/15/20	United States	45,000,000	49,612,500
			1,743,527,873
Information Technology 3.0%
[g]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	55,900,000	59,813,000
[g]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000	41,600,000
[g]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	80,000,000	82,700,000
[g,h]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	50,000,000	49,000,000
CDW LLC/Finance Corp., senior note,
8.00%, 12/15/18	United States	32,372,000	34,557,110
8.50%, 4/01/19	United States	125,000,000	135,937,500
[g]Ceridian Corp., secured note, 144A, 8.875%, 7/15/19	United States	36,100,000	40,973,500
[g,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	44,400,000	47,619,000
[g]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	18,000,000	18,382,500
senior note, 144A, 5.00%, 6/15/21	United States	12,000,000	12,300,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	580,000,000	715,575,000
senior note, 10.625%, 6/15/21	United States	63,000,000	73,710,000
[g] senior secured bond, 144A, 8.25%, 1/15/21	United States	425,000,000	467,500,000
[g,h] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	230,795,183
[g] senior secured note, first lien, 144A, 6.75%, 11/01/20	United States	107,000,000	116,095,000
Freescale Semiconductor Inc.,
[g] secured note, 144A, 5.00%, 5/15/21	United States	59,450,000	61,233,500
senior note, 8.05%, 2/01/20	United States	158,694,000	171,786,255
senior note, 10.75%, 8/01/20	United States	119,258,000	135,059,685
[g] senior secured note, 144A, 6.00%, 1/15/22	United States	41,850,000	44,674,875
IAC/InterActiveCorp, senior note, 4.75%, 12/15/22	United States	45,000,000	44,493,750
[g,h]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	22,000,000	22,605,000
Infor U.S. Inc., senior note, 9.375%, 4/01/19	United States	40,800,000	45,594,000
[g]Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	40,000,000	40,450,000
NCR Corp., senior note,
4.625%, 2/15/21	United States	22,000,000	22,275,000
5.00%, 7/15/22	United States	26,000,000	26,455,000
[g] 144A, 6.375%, 12/15/23	United States	70,000,000	76,300,000
[g]NII International Telecom SCA, senior note, 144A, 11.375%, 8/15/19	United States	25,000,000	22,312,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000	39,221,000
			2,879,018,358
Materials 3.0%
AngloGold Ashanti Holdings PLC, senior note, 8.50%, 7/30/20	South Africa	35,000,000	39,396,875
[g]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	20,700,000	21,269,250
senior note, 144A, 7.00%, 11/15/20	Luxembourg	10,588,235	10,998,530
senior note, 144A, 6.75%, 1/31/21	Luxembourg	22,600,000	23,475,750
[e] senior note, 144A, 6.00%, 6/30/21	Luxembourg	25,000,000	24,984,375
[e,k] senior secured note, 144A, FRN, 3.232%, 12/15/19	Luxembourg	25,000,000	25,062,500
Ball Corp., senior bond, 4.00%, 11/15/23	United States	90,000,000	86,175,000
[g]Beverage Packaging Holdings Luxembourg II SA, senior note, 144A, 5.625%, 12/15/16	United States	33,000,000	33,907,500
[g]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	56,300,000	66,504,375
6.00%, 4/01/24	Mexico	88,400,000	92,322,750
[g]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	18,800,000	19,669,500
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000	122,516,250
senior secured note, 144A, 9.00%, 1/11/18	Mexico	154,163,000	166,303,336
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000	120,815,625
senior secured note, 144A, 6.50%, 12/10/19	Mexico	40,000,000	42,925,000
[g]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	30,000,000	29,512,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	150,000,000	146,850,000
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000	55,250,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
[g]Essar Steel Minnesota LLC, senior secured note, 144A, 11.50%, 5/15/20	United States	35,000,000		35,525,000
[g]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	41,630,000		43,087,050
7.00%, 2/15/21	Canada	63,630,000		65,777,512
7.25%, 5/15/22	Canada	28,000,000		29,260,000
[g]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	70,600,000		74,306,500
[a] 8.25%, 11/01/19	Australia	80,000,000		87,400,000
[a] 6.875%, 4/01/22	Australia	60,000,000		64,575,000
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	89,600,000		99,008,000
[g]Imperial Metals Corp., senior note, 144A, 7.00%, 3/15/19	Canada	20,000,000		20,600,000
[g]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	Switzerland	42,800,000		46,973,000
[g]Ineos Group Holdings SA, senior note, 144A,
5.75%, 2/15/19	Switzerland	45,200,000	EUR	64,104,293
5.875%, 2/15/19	Switzerland	25,700,000		26,406,750
[g]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	78,228,705
Molycorp Inc., first lien, 10.00%, 6/01/20	United States	65,000,000		60,125,000
[g]Orion Engineered Carbons Bondco GmbH,
senior secured bond, 144A, 10.00%, 6/15/18	Germany	19,840,000	EUR	29,343,477
senior secured note, first lien, 144A, 9.625%, 6/15/18	Germany	20,800,000		22,477,000
[g,h]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	28,200,000		29,483,100
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	70,800,000		75,048,000
senior note, 8.50%, 5/15/18	United States	99,900,000		104,645,250
senior note, 9.00%, 4/15/19	United States	100,100,000		106,481,375
senior note, 9.875%, 8/15/19	United States	127,000,000		141,446,250
senior note, 8.25%, 2/15/21	United States	45,000,000		49,162,500
senior secured note, 7.875%, 8/15/19	United States	65,000,000		71,093,750
senior secured note, 6.875%, 2/15/21	United States	32,500,000		35,234,063
[g]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000		48,960,000
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000		38,850,000
Walter Energy Inc.,
[a,g] first lien, 144A, 9.50%, 10/15/19	United States	85,000,000		86,593,750
[g] second lien, 144A, Cash, 11.00%, 4/01/20	United States	24,250,000		20,248,750
senior note, 9.875%, 12/15/20	United States	70,000,000		43,925,000
senior note, 8.50%, 4/15/21	United States	66,725,000		37,866,438
[g]Wise Metals Group LLC/Wise Alloys Finance Corp., senior secured note, 144A, 8.75%,
12/15/18	United States	25,000,000		27,250,000
				2,891,424,629
Telecommunication Services 4.0%
[g]Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000		26,654,500
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	47,600,000		52,241,000
senior note, 5.80%, 3/15/22	United States	63,000,000		65,913,750
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	75,000,000		81,093,750
senior note, 8.50%, 4/15/20	United States	51,150,000		60,612,750
senior note, 9.25%, 7/01/21	United States	63,600,000		76,399,500
senior note, 8.75%, 4/15/22	United States	48,900,000		56,968,500
senior note, 7.125%, 1/15/23	United States	138,000,000		146,970,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	160,000,000		159,600,000
[g]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	37,900,000		41,168,875
[g]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	70,000,000		71,531,250
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	126,000,000		127,890,000
[g]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	245,650,000		261,003,125
senior note, 144A, 7.875%, 9/15/23	United States	187,350,000		208,895,250
Sprint Nextel Corp.,
6.00%, 12/01/16	United States	174,000,000		189,877,500
11.50%, 11/15/21	United States	200,000,000		271,000,000
senior note, 9.125%, 3/01/17	United States	80,000,000		93,900,000
senior note, 8.375%, 8/15/17	United States	182,700,000		213,987,375
senior note, 7.00%, 8/15/20	United States	30,000,000		33,337,500
senior note, 6.00%, 11/15/22	United States	158,000,000		161,950,000
[g] senior note, 144A, 9.00%, 11/15/18	United States	180,000,000		218,700,000

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000		54,500,000
senior bond, 6.50%, 1/15/24	United States	32,300,000		34,601,375
senior note, 6.464%, 4/28/19	United States	125,000,000		131,875,000
senior note, 6.542%, 4/28/20	United States	45,000,000		48,768,750
senior note, 6.25%, 4/01/21	United States	100,000,000		106,625,000
senior note, 6.633%, 4/28/21	United States	50,000,000		54,312,500
senior note, 6.125%, 1/15/22	United States	18,300,000		19,489,500
senior note, 6.731%, 4/28/22	United States	50,000,000		54,125,000
senior note, 6.836%, 4/28/23	United States	50,000,000		54,625,000
[g]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	70,000,000		70,350,000
Verizon Communications Inc.,
senior bond, 6.55%, 9/15/43	United States	90,000,000		113,487,300
senior note, 5.15%, 9/15/23	United States	102,700,000		115,082,847
[g]Wind Acquisition Finance SA,
secured note, 144A, 7.25%, 2/15/18	Italy	35,000,000		37,034,375
[e] senior secured note, 144A, 4.75%, 7/15/20	Italy	50,000,000		50,468,750
senior secured note, 144A, 7.375%, 4/23/21	Italy	290,000,000		311,931,250
				3,876,971,272
Utilities 1.0%
The AES Corp., senior bond,
4.875%, 5/15/23	United States	110,000,000		109,450,000
5.50%, 3/15/24	United States	40,000,000		41,100,000
[g]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	58,700,000		62,222,000
senior secured note, 144A, 7.875%, 7/31/20	United States	32,178,000		35,074,020
senior secured note, 144A, 7.50%, 2/15/21	United States	80,040,000		86,943,450
senior secured note, 144A, 7.875%, 1/15/23	United States	60,920,000		68,230,400
senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	28,200,000		30,526,500
[d]Dynegy Inc., senior note, 5.875%, 6/01/23	United States	105,000,000		106,312,500
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	110,000,000		117,425,000
[g]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	130,300,000		135,512,000
secured note, 144A, 7.50%, 6/30/21	Netherlands	25,000,000	GBP	45,079,427
[g]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A,
[e] 5.125%, 7/15/19	United States	23,200,000		23,374,000
6.875%, 10/15/21	United States	30,000,000		32,100,000
NRG Energy Inc.,
senior bond, 6.625%, 3/15/23	United States	20,000,000		21,750,000
[g] senior note, 144A, 6.25%, 7/15/22	United States	25,000,000		26,687,500
				941,786,797
Total Corporate Bonds (Cost $30,104,253,300)				32,746,357,425
[k]Senior Floating Rate Interests 3.4%
Consumer Discretionary 1.3%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	30,000,000		30,218,760
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	49,750,000		51,001,511
Caesars Entertainment Operating Co. Inc., Incremental Term Loan, 9.50%, 10/31/16	United States	85,526,110		86,033,964
Clear Channel Communications Inc.,
Tranche B Term Loan, 3.80%, 1/29/16	United States	10,870,233		10,805,653
Tranche D Term Loan, 6.90%, 1/30/19	United States	727,373,595		725,646,082
Tranche E Term Loan, 7.65%, 7/30/19	United States	200,744,256		201,594,609
[d]Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	1,524,017		1,409,716
Numericable,
Dollar Denominated Tranche B-1 Loans, 4.50%, 5/08/20	France	26,807,692		26,998,268
Dollar Denominated Tranche B-2 Loans, 4.50%, 5/08/20	France	23,192,308		23,357,182
[d]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	37,794,271		27,085,907
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	6,981,104		5,925,212
TWCC Holding Corp.,
Second Lien Term Loan, 7.00%, 6/26/20	United States	50,000,000		49,593,750
Term Loan, 3.50%, 2/11/17	United States	10,000,000		9,921,090
				1,249,591,704
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	99,000,000		99,247,500

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Energy 0.8%
American Energy - Utica LLC, Second Lien Loans, 11.00%, 9/30/18	United States	35,000,000	37,100,000
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	248,873,116	252,606,212
Fieldwood Energy LLC, Second Lien Closing Date Loans, 8.375%, 9/30/20	United States	219,261,084	226,738,764
[e]NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	83,457,010	83,222,329
Quicksilver Resources Inc., Second Lien Loans, 7.00%, 6/21/19	United States	150,000,000	146,906,250
			746,573,555
Health Care 0.1%
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	49,750,000	50,119,245
Industrials 0.3%
Altegrity Inc.,
Tranche B Term Loan, 5.00%, 2/21/15	United States	68,532,648	68,061,486
Tranche D Term Loan, 7.75%, 2/21/15	United States	49,761,527	49,574,921
[d]CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197	19,960,367
CEVA Intercompany B.V., Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	21,375,000	21,000,937
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,685,345	3,620,851
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	29,482,759	28,960,678
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232	37,343,473
Stena International SA, Loans, 4.00%, 3/03/21	Sweden	99,750,000	100,030,597
			328,553,310
Information Technology 0.6%
First Data Corp.,
2018 Term Loan, 4.154%, 3/24/18	United States	402,993,460	404,330,592
Second New Dollar Term Loan, 3.654%, 3/24/17	United States	128,000,000	128,102,912
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	42,428,571	42,640,715
			575,074,219
Materials 0.2%
Ardagh Holdings USA Inc., New Term Loan, 4.00%, 12/17/19	United States	20,000,000	20,020,840
[e]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	184,400,000	178,719,742
			198,740,582
Utilities 0.0%†
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	44,537,594	44,945,870
Total Senior Floating Rate Interests (Cost $3,180,387,284)			3,292,845,985
		Shares
Escrows and Litigation Trusts 0.0%†
[b,d,l]Dynegy Holdings Inc., Escrow Account	United States	1,024,235,000	—
[b,d,l]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account, B	United States	40,000,000	—
[b]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[b]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	110,000
[b,l]SuperMedia Inc., Litigation Trust	United States	30,326,101	—
Total Escrows and Litigation Trusts (Cost $2,757,417)			150,000
Total Investments before Short Term Investments (Cost $82,613,850,144)			94,642,812,514
		Principal Amount*
Short Term Investments 1.0%
U.S. Government and Agency Securities 0.1%
[m]FHLB, 7/07/14	United States	50,000,000	49,999,850
[m,n]U.S. Treasury Bill, 7/24/14	United States	58,355,000	58,354,591
Total U.S. Government and Agency Securities (Cost $108,354,059)			108,354,441
Total Investments before Money Market Funds and Repurchase Agreements (Cost $82,722,204,203)			94,751,166,955
		Shares
Money Market Funds (Cost $702,423,628) 0.7%
[b,o]Institutional Fiduciary Trust Money Market Portfolio	United States	702,423,628	702,423,628

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
		Principal Amount*
Repurchase Agreements (Cost $17,383,313) 0.0%†
[p]Joint Repurchase Agreement, 0.064%, 7/01/14 (Maturity Value $17,383,344)	United States	17,383,313	17,383,313
BNP Paribas Securities Corp. (Maturity Value $3,511,088)
Credit Suisse Securities (USA) LLC (Maturity Value $1,755,544)
Deutsche Bank Securities Inc. (Maturity Value $1,319,917)
HSBC Securities (USA) Inc. (Maturity Value $7,373,493)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $3,423,302)
Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%, 1/16/15 – 5/04/37; [m]U.S.
Government Agency Discount Notes, 12/24/14 - 1/30/15; U.S. Government Agency Securities,
Strips, 5/15/30; U.S. Treasury Bonds, 7.50% - 8.875%, 11/15/16 - 2/15/19; U.S. Treasury
Notes, 0.25% - 4.50%, 7/15/15 - 4/30/18; and U.S. Treasury Notes, Index Linked, 1.375%,
7/15/18 (valued at $17,733,941)
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$162,066,565) 0.2%
Money Market Funds 0.2%
[q]BNY Mellon Overnight Government Fund, 0.082%	United States	162,066,565	162,066,565
Total Investments (Cost $83,604,077,709) 99.5%			95,633,040,461
Options Written (0.0)%†			(120,500)
Other Assets, less Liabilities 0.5%			472,034,194
Net Assets 100.0%			$96,104,954,155
		Number of Contracts
Options Written (0.0)%†
Puts - Exchange-Traded
Information Technology (0.0)%†
Google Inc., July Strike Price $525, Expires 7/19/14	United States	500	$(72,500)
Consumer Discretionary (0.0)%†
Lowe's Cos. Inc., July Strike Price $45, Expires 7/19/14	United States	6,000	(48,000)
Total Options Written (Premiums Received $691,905)			$(120,500)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A portion or all of the security is on loan at June 30, 2014.
b Non-income producing.
c At June 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 7 regarding holdings of 5% voting securities.
e A portion or all of the security purchased on a when-issued or delayed delivery basis.
f See Note 6 regarding restricted securities.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2014, the aggregate value of these securities was $19,781,182,700, representing 20.58% of net assets.
h Income may be received in additional securities and/or cash.
i Defaulted security or security for which income has been deemed uncollectible.
j Perpetual security with no stated maturity date.
k The coupon rate shown represents the rate at period end.
l Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2014, the aggregate value of these securities was $-.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for written options contracts. At June 30, 2014, the value of this security and/or cash pledged as collateral was $58,354,591, representing 0.06% of net assets.
o The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2014, all repurchase agreements had been entered into on that date.
q The rate shown is the annualized seven-day yield at period end.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound
Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 100.8%
[a]Government National Mortgage Association (GNMA) Adjustable Rate 2.6%
GNMA, 1.625%, 9/20/27 - 6/20/35	$66,814,753	$69,447,837
GNMA, 1.625%, 7/20/35 - 11/20/40	66,598,200	69,154,011
GNMA, 1.625% - 4.00%, 10/20/37 - 2/20/42	42,167,713	43,767,983
		182,369,831

Government National Mortgage Association (GNMA) Fixed Rate 98.2%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	21,786	21,883
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	67,517	68,429
GNMA GP 30 Year, 11.25%, 10/15/15 - 12/15/15	15,330	15,425
GNMA I SF 15 Year, 6.50%, 5/15/18	112,818	117,217
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	49,583,834	51,675,784
GNMA I SF 30 Year, 4.00%, 3/15/39 - 11/15/40	58,014,721	62,087,446
GNMA I SF 30 Year, 4.00%, 11/15/40 - 12/15/40	62,228,856	66,602,118
GNMA I SF 30 Year, 4.00%, 12/15/40 - 9/15/41	27,752,972	29,734,369
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	59,603,096	65,503,079
GNMA I SF 30 Year, 4.50%, 6/15/39 - 10/15/39	61,899,685	67,533,826
GNMA I SF 30 Year, 4.50%, 10/15/39 - 1/15/40	54,602,832	59,698,819
GNMA I SF 30 Year, 4.50%, 1/15/40 - 4/15/40	58,357,693	63,839,348
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	56,667,458	61,940,079
GNMA I SF 30 Year, 4.50%, 6/15/40	40,812,085	44,765,388
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	48,658,731	53,182,042
GNMA I SF 30 Year, 4.50%, 7/15/40	35,847,315	39,373,841
GNMA I SF 30 Year, 4.50%, 7/15/40	36,181,803	39,557,724
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	53,070,973	58,030,234
GNMA I SF 30 Year, 4.50%, 8/15/40 - 4/15/41	62,584,875	68,380,818
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	37,696,583	41,248,305
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	62,277,376	69,081,228
GNMA I SF 30 Year, 5.00%, 9/15/33 - 12/15/33	62,818,067	69,680,963
GNMA I SF 30 Year, 5.00%, 12/15/33 - 8/15/35	62,662,690	69,470,076
GNMA I SF 30 Year, 5.00%, 8/15/35 - 6/15/39	50,623,059	55,742,774
GNMA I SF 30 Year, 5.00%, 6/15/39 - 8/15/39	35,426,783	39,004,745
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	62,266,056	68,510,507
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	62,618,453	69,182,381
GNMA I SF 30 Year, 5.00%, 10/15/39	52,615,873	58,177,646
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	59,305,014	65,710,019
GNMA I SF 30 Year, 5.00%, 11/15/39	26,567,746	29,431,747
GNMA I SF 30 Year, 5.00%, 11/15/39 - 12/15/39	59,611,810	66,062,185
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	44,336,857	49,081,639
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	60,220,846	66,658,358
GNMA I SF 30 Year, 5.00%, 3/15/40 - 4/15/40	62,624,882	69,386,359
GNMA I SF 30 Year, 5.00%, 4/15/40 - 6/15/40	62,906,765	69,604,809
GNMA I SF 30 Year, 5.00%, 6/15/40	55,160,167	61,059,094
GNMA I SF 30 Year, 5.00%, 9/15/40	54,227,269	59,659,824
GNMA I SF 30 Year, 5.50%, 5/15/28 - 3/15/33	60,918,683	68,520,090
GNMA I SF 30 Year, 5.50%, 3/15/33 - 6/15/33	61,390,444	69,074,689
GNMA I SF 30 Year, 5.50%, 6/15/33 - 8/15/34	61,709,769	69,477,153
GNMA I SF 30 Year, 5.50%, 8/15/34 - 4/15/37	60,808,171	68,397,112
GNMA I SF 30 Year, 5.50%, 4/15/37 - 1/15/39	61,668,102	69,061,138
GNMA I SF 30 Year, 5.50%, 1/15/39 - 10/15/39	62,046,690	69,456,527
GNMA I SF 30 Year, 5.50%, 11/15/39 - 2/15/40	10,258,729	11,554,111
GNMA I SF 30 Year, 6.00%, 10/15/23 - 8/15/32	60,959,571	69,618,058
GNMA I SF 30 Year, 6.00%, 8/15/32 - 11/15/35	60,138,396	68,947,828
GNMA I SF 30 Year, 6.00%, 12/15/35 - 12/15/36	59,720,697	68,684,164
GNMA I SF 30 Year, 6.00%, 12/15/36 - 12/15/37	60,550,087	68,793,741
GNMA I SF 30 Year, 6.00%, 12/15/37 - 11/15/38	50,450,736	56,946,012
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39	47,872,796	53,825,356
GNMA I SF 30 Year, 6.50%, 5/15/23 - 10/15/31	60,811,292	69,347,704
GNMA I SF 30 Year, 6.50%, 10/15/31 - 8/15/37	36,940,240	42,231,819
GNMA I SF 30 Year, 6.75%, 3/15/26	12,682	14,414
GNMA I SF 30 Year, 7.00%, 4/15/16 - 5/15/32	62,392,020	69,697,199

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
GNMA I SF 30 Year, 7.00%, 5/15/32 - 9/15/32	3,700,675	4,249,510
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	294,771	321,445
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	21,230,194	23,595,628
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	134,876	135,907
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	10,804,655	11,504,979
GNMA I SF 30 Year, 8.50%, 6/15/16 - 5/15/25	2,292,488	2,455,975
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23	2,736,874	2,884,095
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	2,026,455	2,091,954
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	2,115,295	2,198,394
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	1,290,461	1,335,753
GNMA I SF 30 Year, 11.00%, 7/15/15 - 5/15/21	392,832	401,712
GNMA I SF 30 Year, 11.50%, 9/15/15 - 2/15/16	36,534	36,831
GNMA I SF 30 Year, 12.00%, 1/15/15 - 12/15/15	147,497	148,365
GNMA I SF 30 Year, 12.50%, 11/15/14 - 10/15/15	60,826	61,090
GNMA I SF 30 Year, 13.00%, 7/15/14 - 9/15/15	40,179	40,328
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	15,607	15,771
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	30,002,628	31,321,994
GNMA II SF 30 Year, 3.50%, 7/20/42	123,524,820	128,953,499
GNMA II SF 30 Year, 3.50%, 8/20/42	45,553,198	47,553,916
GNMA II SF 30 Year, 3.50%, 9/20/42	264,595,971	276,219,143
GNMA II SF 30 Year, 3.50%, 10/20/42	55,200,763	57,624,983
GNMA II SF 30 Year, 3.50%, 11/20/42 - 2/20/43	63,378,111	66,162,448
GNMA II SF 30 Year, 3.50%, 2/20/43 - 3/20/43	19,168,455	20,010,416
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	61,238,686	63,924,712
GNMA II SF 30 Year, 3.50%, 5/20/43	75,757,535	79,061,757
GNMA II SF 30 Year, 3.50%, 6/20/43	87,167,537	90,969,415
GNMA II SF 30 Year, 3.50%, 8/20/43 - 12/20/43	64,353,358	67,160,179
GNMA II SF 30 Year, 3.50%, 1/20/44 - 3/20/44	43,996,720	45,917,656
GNMA II SF 30 Year, 3.50%, 4/20/44	54,162,303	56,527,131
GNMA II SF 30 Year, 3.50%, 5/20/44	49,885,346	52,063,431
GNMA II SF 30 Year, 3.50%, 6/20/44	50,000,000	52,183,122
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/40	29,751,717	31,930,964
GNMA II SF 30 Year, 4.00%, 11/20/40	88,411,440	94,895,131
GNMA II SF 30 Year, 4.00%, 12/20/40	51,617,520	55,401,054
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	56,529,269	60,664,708
GNMA II SF 30 Year, 4.00%, 7/20/41	77,475,278	83,076,309
GNMA II SF 30 Year, 4.00%, 9/20/41	88,477,268	94,873,683
GNMA II SF 30 Year, 4.00%, 10/20/41	106,055,174	113,722,374
GNMA II SF 30 Year, 4.00%, 11/20/41	94,285,724	101,102,058
GNMA II SF 30 Year, 4.00%, 7/20/42	10,533,529	11,295,045
[b]GNMA II SF 30 Year, 4.00%, 7/01/43	170,000,000	181,979,679
GNMA II SF 30 Year, 4.00%, 2/20/44	57,903,051	62,134,270
GNMA II SF 30 Year, 4.00%, 6/20/44	130,202,000	139,614,881
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	47,510,687	52,123,193
GNMA II SF 30 Year, 4.50%, 12/20/39	66,236,465	72,592,789
GNMA II SF 30 Year, 4.50%, 1/20/40 - 6/20/40	47,220,348	51,751,170
GNMA II SF 30 Year, 4.50%, 7/20/40	26,557,315	29,107,194
GNMA II SF 30 Year, 4.50%, 5/20/41	86,294,723	94,508,829
GNMA II SF 30 Year, 4.50%, 6/20/41	25,643,761	28,086,056
GNMA II SF 30 Year, 4.50%, 6/20/41	104,990,047	114,952,170
GNMA II SF 30 Year, 4.50%, 7/20/41	111,553,391	122,116,419
GNMA II SF 30 Year, 4.50%, 8/20/41	13,887,414	15,198,388
GNMA II SF 30 Year, 4.50%, 9/20/41	145,031,675	158,707,003
GNMA II SF 30 Year, 4.50%, 10/20/41	109,024,572	119,301,177
GNMA II SF 30 Year, 4.50%, 8/20/42	5,418,610	5,931,185
GNMA II SF 30 Year, 4.50%, 2/20/44	73,755,607	80,694,619
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/33	56,525,493	62,757,499
GNMA II SF 30 Year, 5.00%, 10/20/33 - 12/20/35	60,511,213	67,159,411
GNMA II SF 30 Year, 5.00%, 1/20/36 - 12/20/39	59,152,015	65,713,047
GNMA II SF 30 Year, 5.00%, 4/20/40 - 5/20/40	39,706,254	44,111,646
GNMA II SF 30 Year, 5.00%, 6/20/40 - 9/20/41	49,886,819	55,430,405
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	53,056,252	59,962,706
GNMA II SF 30 Year, 5.50%, 12/20/34 - 1/20/35	52,651,205	59,113,751
GNMA II SF 30 Year, 5.50%, 2/20/35 - 2/20/36	54,988,338	61,652,537
GNMA II SF 30 Year, 5.50%, 4/20/36 - 4/20/40	49,580,860	55,443,142

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 6.00%, 10/20/23 - 4/20/35	59,504,177	68,056,615
GNMA II SF 30 Year, 6.00%, 5/20/35 - 1/20/38	59,853,625	67,606,716
GNMA II SF 30 Year, 6.00%, 7/20/38 - 7/20/39	34,225,682	38,834,440
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	52,071,531	59,341,664
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	9,880,029	11,696,278
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,421,268	2,848,667
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,188,831	1,401,569
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	470,001	502,108
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	106,703	116,823
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	118,475	129,464
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	181,119	202,769
GNMA II SF 30 Year, 10.50%, 8/20/14 - 1/20/21	333,356	349,620
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	67,804	68,967
GNMA II SF 30 Year, 11.50%, 10/20/14 - 1/20/18	7,858	8,095
GNMA II SF 30 Year, 12.00%, 2/20/15 - 2/20/16	12,625	12,772
GNMA II SF 30 Year, 12.50%, 2/20/15 - 11/20/15	3,367	3,399
GNMA II SF 30 Year, 13.00%, 3/20/15	588	591
		6,847,944,231
Total Mortgage-Backed Securities (Cost $6,750,662,144)		7,030,314,062
	Shares
Short Term Investments (Cost $129,980,345) 1.9%
Money Market Funds 1.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	129,980,345	129,980,345

Total Investments (Cost $6,880,642,489) 102.7%		7,160,294,407

Other Assets, less Liabilities (2.7)%		(186,805,824)
Net Assets 100.0%		$6,973,488,583

a The coupon rate shown represents the rate at period end.
b Security purchased on a to-be-announced (TBA) basis.
c Non-income producing.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

GP - Graduated Payment
SF - Single Family

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 97.9%
Diversified Telecommunication Services 2.0%
AT&T Inc.	United States	2,000,000	$70,720,000
Verizon Communications Inc.	United States	900,000	44,037,000
			114,757,000
Electric Utilities 47.7%
ALLETE Inc.	United States	1,000,000	51,350,000
American Electric Power Co. Inc.	United States	4,100,000	228,657,000
Cleco Corp.	United States	700,000	41,265,000
Duke Energy Corp.	United States	3,550,000	263,374,500
Edison International	United States	4,750,000	276,022,500
Entergy Corp.	United States	1,500,000	123,135,000
Exelon Corp.	United States	5,500,000	200,640,000
FirstEnergy Corp.	United States	2,500,000	86,800,000
Great Plains Energy Inc.	United States	4,200,000	112,854,000
[a]Hawaiian Electric Industries Inc.	United States	1,800,000	45,576,000
IDACORP Inc.	United States	400,000	23,132,000
NextEra Energy Inc.	United States	2,700,000	276,696,000
Northeast Utilities	United States	1,700,000	80,359,000
OGE Energy Corp.	United States	1,400,000	54,712,000
Pinnacle West Capital Corp.	United States	1,800,000	104,112,000
PNM Resources Inc.	United States	3,300,000	96,789,000
Portland General Electric Co.	United States	2,000,000	69,340,000
PPL Corp.	United States	4,000,000	142,120,000
The Southern Co.	United States	4,300,000	195,134,000
SSE PLC	United Kingdom	1,200,000	32,177,406
UIL Holdings Corp.	United States	1,360,000	52,645,600
Westar Energy Inc.	United States	2,200,000	84,018,000
Xcel Energy Inc.	United States	4,300,000	138,589,000
			2,779,498,006
Gas Utilities 2.1%
The Laclede Group Inc.	United States	929,850	45,144,217
Northwest Natural Gas Co.	United States	300,000	14,145,000
ONE Gas Inc.	United States	500,000	18,875,000
Questar Corp.	United States	1,705,300	42,291,440
			120,455,657
Independent Power & Renewable Electricity Producers 1.6%
[b]Abengoa Yield PLC	United Kingdom	502,000	18,985,640
Drax Group PLC	United Kingdom	6,000,000	65,761,419
[b]NextEra Energy Partners LP	United States	200,000	6,702,000
			91,449,059
Multi-Utilities 31.1%
Alliant Energy Corp.	United States	1,500,000	91,290,000
Ameren Corp.	United States	200,000	8,176,000
CenterPoint Energy Inc.	United States	4,400,000	112,376,000
CMS Energy Corp.	United States	4,000,000	124,600,000
Consolidated Edison Inc.	United States	1,000,000	57,740,000
Dominion Resources Inc.	United States	3,500,000	250,320,000
DTE Energy Co.	United States	1,300,000	101,231,000
MDU Resources Group Inc.	United States	3,000,000	105,300,000
National Grid PLC	United Kingdom	11,000,000	158,114,887
NiSource Inc.	United States	1,400,000	55,076,000
PG&E Corp.	United States	4,300,000	206,486,000
Public Service Enterprise Group Inc.	United States	3,300,000	134,607,000
Sempra Energy	United States	2,400,000	251,304,000
TECO Energy Inc.	United States	1,700,000	31,416,000
Vectren Corp.	United States	925,100	39,316,750

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2014 (unaudited) (continued)
Wisconsin Energy Corp.	United States	1,800,000	84,456,000
			1,811,809,637
Oil, Gas & Consumable Fuels 9.9%
Enbridge Inc.	Canada	400,000	18,990,107
Inter Pipeline Ltd.	Canada	700,000	21,739,416
Kinder Morgan Inc.	United States	3,500,000	126,910,000
Plains GP Holdings LP, A	United States	1,500,000	47,985,000
SemGroup Corp., A	United States	310,900	24,514,465
Spectra Energy Corp.	United States	1,800,000	76,464,000
TransCanada Corp.	Canada	1,800,000	85,961,836
The Williams Cos. Inc.	United States	3,000,000	174,630,000
			577,194,824
Water Utilities 3.5%
American Water Works Co. Inc.	United States	2,000,000	98,900,000
United Utilities Group PLC	United Kingdom	7,000,000	105,649,493
			204,549,493
Total Common Stocks (Cost $3,475,331,747)			5,699,713,676
		Principal Amount
Corporate Bonds 1.3%
Electric Utilities 1.2%
[c]Energy Future Intermediate Holding Co. LLC, senior secured note, first lien, FRN,
0.00%, 6/19/16	United States	$26,781,949	26,992,856
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	36,530,950
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	6,284,180	6,675,496
			70,199,302
Multi-Utilities 0.1%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,681,468

Total Corporate Bonds (Cost $63,663,493)			77,880,770
Total Investments before Short Term Investments (Cost $3,538,995,240)			5,777,594,446

Short Term Investments 1.3%		Shares
Money Market Funds (Cost $33,934,052) 0.6%
[b,d]Institutional Fiduciary Trust Money Market Portfolio	United States	33,934,052	33,934,052
Investments from Cash Collateral Received for Loaned Securities (Cost
$44,460,000) 0.7%
Money Market Funds 0.7%
[e]BNY Mellon Overnight Government Fund, 0.082%	United States	44,460,000	44,460,000
Total Investments (Cost $3,617,389,292) 100.5%			5,855,988,498
Other Assets, less Liabilities (0.5)%			(31,677,272)
Net Assets 100.0%			$5,824,311,226

a A portion or all of the security is on loan at June 30, 2014.
b Non-income producing.
c The coupon rate shown represents the rate at period end.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note
GP - Graduated Payment

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin Income
	DynaTech Fund	Grow th Fund	Fund

Cost of investments	$1,280,264,088	$4,395,219,330	$83,787,944,412

Unrealized appreciation	$950,650,558	$5,411,724,832	$14,771,675,439
Unrealized depreciation	(4,582,849)	(16,866,640)	(2,926,579,390)
Net unrealized appreciation (depreciation)	$946,067,709	$5,394,858,192	$11,845,096,049

Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund

Cost of investments	$6,881,496,432	$3,619,042,274

Unrealized appreciation	$308,348,976	$2,238,718,958
Unrealized depreciation	(29,551,001)	(1,772,734)
Net unrealized appreciation (depreciation)	$278,797,975	$2,236,946,224

6. RESTRICTED SECURITIES

At June 30, 2014, the Franklin Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
21,666,666	First Data Holdings Inc., B (Value is 0.09% of Net Assets)	6/26/14	$86,666,664	$86,666,664

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2014, were as shown below.

	Number of			Number of
	Shares/Warrants/			Shares/Warrants/
	Principal Amount*			Principal Amount*	Value at
	Held at Beginning	Gross	Gross	Held at End	End of	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Franklin Income Fund
Non-Controlled Affiliates
Agrium Inc.	7,500,000	-	-	7,500,000	$687,225,000	$14,343,750	$-
Callon Petroleum Co.	2,957,000	-	(2,957,000)	-	-	-	14,310,882
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	55,135,500	-	(55,135,500)	-	-	2,667,328	504,178
CEVA Group PLC, Dollar Tranche B L/C, 5.247%, 8/31/16	13,684,211	-	(13,684,211)	-	-	400,263	261,140
CEVA Group PLC, first lien, 144A, 7.00%, 3/01/21	-	15,000,000	-	15,000,000	15,459,375	294,583	-
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	-	20,320,197	-	20,320,197	19,960,367	304,521	-
CEVA Group PLC, secured note, 144A, 9.00%, 9/01/21	-	20,000,000	-	20,000,000	20,712,500	505,000	-
CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	261,778,982	-	(75,000,000)	186,778,982	172,770,558	6,929,245	(5,758,487)
CEVA Holdings LLC	91,371	-	-	91,371	100,508,166	-	-
CEVA Holdings LLC, cvt. pfd., A-1	2,897	-	-	2,897	4,201,013	-	-
CEVA Holdings LLC, cvt. pfd., A-2	112,565	-	(2,000)	110,565	121,621,588	-	(1,084,686)
Dex Media Inc.	2,048,551	-	-	2,048,551	22,820,858	-	-
Dex Media Inc., senior sub. note, PIK, 12.00%, 1/29/17	38,640,842	1,352,429	-	39,993,271	27,120,757	2,052,312	-
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	3,865,349	-	(2,341,332)	1,524,017	1,409,716	83,916	(27,959)
Dynegy Holdings Inc., Escrow Account	1,024,235,000	-	-	1,024,235,000	-	-	-
Dynegy Inc.	25,058,906	-	(9,058,906)	16,000,000	556,800,000	-	(118,159,009)
Dynegy Inc., senior note, 5.875%, 6/01/23	75,000,000	30,000,000	-	105,000,000	106,312,500	4,471,528	-
Dynegy Inc., w ts., 10/02/17	1,143,273	-	-	1,143,273	5,293,354	-	-
Dynegy Roseton Danskammer Pass Through Trust, Escrow Account, B	40,000,000	-	-	40,000,000	-	-	-
[a]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	40,152,231	-	(2,357,960)	37,794,271	27,085,907	2,876,132	428,965
Total Affiliated Securities (Value is 1.97% of Net Assets)					$1,889,301,659	$34,928,578	$(109,524,976)

*In U.S. dollars unless otherw ise indicated.
[a]Company is a w holly ow ned subsidiarry of Dex Media Inc.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$ 2,170,339,589	$ -	$ -	$ 2,170,339,589
Short Term Investments	55,992,208	-	-	55,992,208
Total Investments in Securities	$ 2,226,331,797	$ -	$ -	$ 2,226,331,797

Franklin Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]	$ 9,229,148,226	$ -	$ -	$ 9,229,148,226
Short Term Investments	511,817,608	49,111,688	-	560,929,296
Total Investments in Securities	$ 9,740,965,834	$ 49,111,688	$ -	$ 9,790,077,522

Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$ 7,879,509,287	$ 685,143,242	-	$ 8,564,652,529
Financials	5,953,882,485	270,125,000	-	6,224,007,485
Industrials	2,738,767,500	226,330,767	-	2,965,098,267
Information Technology	1,644,779,711	-	86,666,664	1,731,446,375
Materials	6,736,107,625	26,988,000	-	6,763,095,625
Utilities	11,519,568,317	134,590,000	-	11,654,158,317
All Other Equity Investments[a]	10,977,946,890	-	-	10,977,946,890
Equity-Linked Securities	-	8,678,090,944	-	8,678,090,944
Convertible Bonds	-	1,044,962,672	-	1,044,962,672
Corporate Bonds	-	32,746,357,425	-	32,746,357,425
Senior Floating Rate Interests	-	3,292,845,985	-	3,292,845,985
Escrow s and Litigation Trusts	-	-	150,000	150,000
Short Term Investments	760,778,219	229,449,728	-	990,227,947
Total Investments in Securities	$ 48,211,340,034	$ 47,334,883,763	$ 86,816,664	$ 95,633,040,461

Liabilities:
Other Financial Instruments
Options Written	$ 120,500	$ -	$ -	$ 120,500

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$ -	$ 7,030,314,062	$ -	$ 7,030,314,062
Short Term Investments	129,980,345	-	-	129,980,345
Total Investments in Securities	$ 129,980,345	$ 7,030,314,062	$ -	$ 7,160,294,407

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments:[a]	$ 5,699,713,676	$ -	$ -	$ 5,699,713,676
Corporate Bonds	-	77,880,770	-	77,880,770
Short Term Investments	33,934,052	44,460,000	-	78,394,052
Total Investments in Securities	$ 5,733,647,728	$ 122,340,770	$ -	$ 5,855,988,498

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at June 30, 2014.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2014